Deconsolidation (Details) - Schedule of net assets - Disposal of Shenzhen Kuxuanyou and its subsidiaries [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
RMB
Total current assets	$ 13,370,652
Total other assets	25,022
Total assets	13,395,674
Total current liabilities	22,402,087
Total net assets	(9,006,413)
Noncontrolling interests	53,661
Total consideration
Total gain on disposal	$ 8,952,752